Earnings per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share
Schedule of weighted-average number of common shares

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
Weighted-average number of common shares outstanding (basic)	223,914,164	224,326,353	219,781,884	224,310,426
Effect of dilutive share-based awards	—	893,628	—	1,070,275
Weighted-average number of common shares (diluted)	223,914,164	225,219,981	219,781,884	225,380,701